AMERICAN HERITAGE GROWTH FUND, INC.
                                                    [AMERICAN HERITAGE LOGO]
                                                     1370 Avenue of the Americas
                                                     New York, N.Y. 10019
                                                     Tel: (212) 397-3900
                                                     Fax: (212) 397-4036

     September 1997

     To Our Valued Shareholders:

     Our investment philosophy for American Heritage Growth Fund remains unchanged. We focus on the long-term growth potential among a widespread segment of corporations. The stock selection includes blue-chips and lesser known companies. The holding period for our investments depends on the individual price movements and general market conditions and therefore varies between long and short term.

     We continue to see attractive investment opportunities. My investment philosophy is regularly discussed in my monthly strategy piece, The Viewpoint / Der Standpunkt, which is available upon request.

     I appreciate your confidence and hope it will be rewarded over the long term.

     With kind regards,


     /s/ HEIKO THIEME
     Heiko Thieme
     Chairman

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 1997
                                  (Unaudited)
---------------------------------------------------------

                    ASSETS
Investments in securities, at value
  (cost $1,553,831)................ $ 1,756,963
Receivable for capital stock
  sold.............................         900
Prepaid expenses...................      28,143
Due from investment advisor........      50,261
Other receivables..................       2,100
                                    ------------
  TOTAL ASSETS.....................   1,838,367
                                    ------------
                  LIABILITIES
Accrued expenses and other
  liabilities......................       4,832
Demand loan payable to bank........       8,327
                                    ------------
  TOTAL LIABILITIES................      13,159
                                    ------------
Contingencies                                --
                  NET ASSETS
Net assets (equivalent to $.17 per
  share based on 10,486,679 shares
  of capital stock outstanding).... $ 1,825,208
                                    ============
Composition of net assets:
Shares of common stock.............      10,487
Paid in capital....................   4,326,087
Accumulated net investment
  income...........................      38,469
Accumulated net realized loss on
  investments......................  (2,752,967)
Net unrealized appreciation on
  investments......................     203,132
                                    ------------
NET ASSETS, July 31, 1997.......... $ 1,825,208
                                    ============

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JULY 31, 1997
                                  (Unaudited)
---------------------------------------------------------

                                Number of     Market
                                 Shares       Value
------------------------------------------------------
                 COMMON STOCKS 96.26%
AUTOMOBILES - 11.20%
Ford Motor Co..................    5,000    $  204,375
                                            -----------
BANKS & FINANCE - 2.05%
Credit Depot Corp.*............   40,000        37,500
                                            -----------
BIOTECHNOLOGY - 10.22%
Senetek PLC Sponsored ADR*(+)..   25,000       125,000
U S Bioscience Inc.*...........    6,000        61,500
                                            -----------
                                               186,500
                                            -----------
COMPUTER EQUIPMENT - 22.25%
3COM Corp.*....................    1,750        95,594
JTS Corporation*...............   10,000         7,500
Micron Technology*.............    2,000        97,375
S Three Inc.*..................    6,000        92,250
Three-Five Systems Inc.*.......    5,000       113,437
                                            -----------
                                               406,156
                                            -----------
COMPUTERS & PERIPHERALS - 7.38%
Apple Computer Inc.*...........    3,000        52,312
Digital Equipment Corp.*.......    2,000        82,375
                                            -----------
                                               134,687
                                            -----------
CONSUMER PRODUCTS - 21.02%
Eastman Kodak Co...............    1,200        80,400
Motorola Inc...................    3,000       240,938
Nike Inc. ClB..................    1,000        62,313
                                            -----------
                                               383,651
                                            -----------
INDUSTRIAL PRODUCTS - 5.27%
Westinghouse Electric Corp.....    4,000        96,250
                                            -----------
PHARMACEUTICAL - 7.10%
Polydex Pharmaceuticals
  Ltd.*(+).....................   12,200       129,625
                                            -----------
STEEL - 4.93%
Bethlehem Steel Corp...........    8,000        90,000
                                            -----------
TRANSPORTATION - 4.84%
Boeing Co......................    1,500        88,219
                                            -----------
TOTAL INVESTMENTS - 96.26%
  (Cost $1,553,831)............             $1,756,963
                                            ===========
   *  Non-income producing
  (+) Foreign security

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1997
                                  (Unaudited)
---------------------------------------------------------

INVESTMENT INCOME:
Dividends...........................  $   7,401
Interest............................      1,206
                                      -----------
TOTAL INVESTMENT INCOME.............      8,607
                                      -----------
EXPENSES:
Investment advisory fees............     10,339
Transfer agent fees.................      4,228
Legal fees..........................     14,057
Audit fees..........................     10,286
Custodian fees......................      3,894
Fund accounting fees................      6,373
Postage and printing................     16,667
Registration fees and expenses......     13,828
Interest expense....................        420
Miscellaneous.......................      1,606
                                      -----------
TOTAL EXPENSES......................     81,698
Less: expense reimbursement from
  investment advisor................    (60,600)
                                      -----------
Net expenses........................     21,098
                                      -----------
Investment loss -- net..............    (12,491)
                                      -----------
Net realized loss on securities
  transactions......................   (107,548)
Net change in unrealized
  appreciation of investments.......    271,248
                                      -----------
Net gain on investments.............    163,700
                                      -----------
Net increase in net assets resulting
  from operations...................  $ 151,209
                                      ===========

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------

                                  FOR THE
                                SIX MONTHS        FOR THE YEAR
                                   ENDED             ENDED
                               JULY 31, 1997    JANUARY 31, 1997
                               -------------    ----------------
                                (UNAUDITED)         (AUDITED)
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Investment
  income/(loss) -- net........  $   (12,491)      $  1,075,720
Net realized loss on
  securities transactions.....     (107,548)        (1,024,046)
Net change in unrealized
  appreciation/(depreciation)
  of investments..............      271,248           (226,738)
                                -----------       ------------
Net increase/(decrease) in net
  assets resulting from
  operations..................      151,209           (175,064)
                                -----------       ------------
Distributions to shareholders:
  Investment income -- net....            0         (1,607,086)
  Net realized gains on
    investments...............            0                  0
Capital share transactions....     (566,861)          (909,960)
                                -----------       ------------
  Net decrease in net
    assets....................     (415,652)        (2,692,110)
NET ASSETS:
Beginning of period...........    2,240,860          4,932,970
                                -----------       ------------
End of period (including
  undistributed investment
  income of $38,469 and
  $50,960, respectively)......  $ 1,825,208       $  2,240,860
                                ===========       ============

   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1997
                                  (Unaudited)
---------------------------------------------------------
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
American Heritage Growth Fund, Inc. ( the "Fund") was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

SECURITY VALUATIONS
The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales prices as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capital gains, after provision for carryover losses, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid first out of the subsequent year's distributions.
---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation of the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund, which loan is collateralized by the value of the underlying security. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
income and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT
AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives a fee of 1.25% of the Fund's average net asset value, computed daily and payable monthly. AHMC has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets. The percentages are 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of the average net assets in excess of $100,000,000. When calculating the Fund's expenses for the foregoing purpose, interest, taxes, brokerage commissions, extraordinary expenses, including expenses from litigation, as well as a portion of the Fund's custodian fees attributable to investment in foreign countries are excluded. In accordance with the above, the Fund's investment advisor was not required to reimburse the Fund for $420 of interest expense incurred during the six months ended July 31, 1997, which resulted in the Fund's ratio of expenses to average net assets to be 2.55%.

Heiko H. Thieme is the Fund's Chairman of the Board of Directors and Chief Executive Officer. Heiko H. Thieme is the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of
---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
which he owns 90% of the outstanding shares. Richard K. Parker, who controls 10% of the outstanding capital stock of AHMC, is a Managing Director of Bear, Stearns & Co. Inc. Except for executing portfolio transactions as described below, Bear, Stearns & Co. Inc. is not otherwise associated with AHMC or the Fund and is not responsible for any of the investment advice rendered to the Fund by AHMC or Mr. Parker.

Mr. Parker and his immediate family, on January 29, 1997, redeemed 5,620,880 outstanding shares of the Fund with a value of $882,206. This represented Mr. Parker's and his immediate family's entire interest in the Fund.

During the six months ended July 31, 1997, the Fund paid brokerage commissions of $600 to Bear, Stearns & Co. Inc. During the six months ended July 31, 1997, the Fund paid brokerage commissions of $11,671 to Thieme Securities, Inc. of which Mr. Thieme is the owner. Bear, Stearns & Co., Inc. and Thieme Securities, Inc. are not otherwise associated with AHMC and are not responsible for any of the investment advice rendered to the Fund by AHMC or Mr. Parker.

NOTE 3. INVESTMENTS

For the six months ended July 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,939,698 and $2,105,800, respectively. The gross unrealized appreciation for all securities totaled $365,581 and the gross unrealized depreciation for all securities totaled $162,449 for a net unrealized appreciation of $203,132. The aggregate cost of securities for federal income tax purposes at July 31, 1997 was $1,553,831.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 1997 there were 250,000,000 shares of $0.001 par value capital stock authorized and total par value and paid in capital aggregated $4,336,574.

---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
Transactions in capital stock were as follows:

                       FOR THE SIX MONTHS        FOR THE YEAR ENDED
                       ENDED JULY 31, 1997        JANUARY 31, 1997
                      ---------------------    -----------------------
                        SHARES     AMOUNT        SHARES      AMOUNT
                      ----------  ---------    ----------  -----------
Shares sold            1,750,662  $ 269,835    11,315,305  $ 2,290,872
Shares issued in
 reinvestment of
 dividends                     0          0     8,781,956    1,405,113
Shares redeemed       (5,543,428)  (836,696)   (8,795,309)  (4,605,945)
                      ----------  ----------   ----------  -----------

Net increase/
 (decrease)           (3,792,766) $(566,861)   11,301,952  $  (909,960)
                      ==========  ==========   ==========  ===========

NOTE 5. BANK LOAN

The Fund has a demand secured $2,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. On July 31, 1997, the outstanding balance was $8,327. Total interest paid on the credit line during the six months ended July 31, 1997 totaled $420. The maximum amount of debt outstanding during the six months ended July 31, 1997 was $178,608. The average amount of borrowing during the six months ended July 31, 1997 was $33,996.

NOTE 6. CONTINGENCIES

Certain expenses of the Fund aggregating approximately $15,000 have been paid by the Fund's investment advisor, AHMC. AHMC has agreed to permit the Fund to defer repayment of that amount to AHMC until such time, if any, as the value of the Fund's net assets reaches $30,000,000. In addition, certain creditors of the Fund have also agreed to defer payment to them of approximately $70,000 in various fees until the value of the Fund's net assets reaches $30,000,000. If the value of the Fund's net assets reaches $30,000,000,
---------------------------------------------------------
                      AMERICAN HERITAGE GROWTH FUND, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 1997
                           (Continued) -- (Unaudited)
---------------------------------------------------------
the Fund will pay the foregoing amounts at that time. In such event, for purposes of computing the Fund's net asset value, the amount so paid will be amortized over a period of twelve months.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

On December 20, 1996, a distribution of $1.4227 per share aggregating $1,607,086 was paid to shareholders of record on December 20, 1996 from net investment income which is treated as ordinary income for federal tax purposes.

As of January 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $2,645,000 which will expire between 2003 and 2005. If not utilized by then, the loss will be charged against paid in capital.

The Fund has and may continue to purchase securities on or shortly prior to their respective ex-dividend dates and to dispose of such securities soon thereafter. Such practice can increase the amount of taxable income of shareholders while decreasing the Fund's total return.

When the Fund deducts a distribution from its net asset value (NAV), automatic reinvestments are made at the Fund's NAV at the close of business that day. Cash distribution will be mailed within seven days of the distribution.

NOTE 8. OTHER

The Fund has changed its pricing policy for sales redemption from 2 decimal places to 6 decimal places, effective January 29, 1997.

                      AMERICAN HERITAGE GROWTH FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE        FOR THE        FOR THE PERIOD
                                        FOR THE SIX MONTHS     YEAR ENDED     YEAR ENDED     FROM MAY 25, 1994**
                                        ENDED JULY 31, 1997    JANUARY 31,    JANUARY 31,    THROUGH JANUARY 31,
                                            (UNAUDITED)           1997           1996               1995
                                        -------------------    -----------    -----------    -------------------
Net asset value, beginning of
  period..............................      $       .16        $      1.66    $      3.57        $      5.00
Income from investment operations:
  Net investment income...............              .00                .24           1.51               2.17
Net gains or (losses) on securities
  (both realized and unrealized)......              .01              (.32)          (.69)             (1.24)
                                             ----------         ----------     ----------
Total from investment operations......              .01              (.08)            .82                .93
Less distributions:
  Dividends (from net investment
     income)..........................               --             (1.42)          (2.73)            (2.36)
  Distributions (from capital
     gains)...........................               --                 --             --                 --
                                             ----------         ----------     ----------         ----------
Net asset value, end of period........      $       .17        $       .16    $      1.66        $      3.57
                                             ==========         ==========     ==========         ==========
Total return..........................           13.04%*           (4.66)%         29.48%             30.42%*
Net assets, end of period.............      $ 1,825,208        $ 2,240,860    $ 4,932,970        $ 3,898,560
Ratio of expenses to average net
  assets(1)...........................            2.55%*             2.81%          2.62%              2.50%*
Ratio of net investment income to
  average net assets..................          (1.51)%*            25.97%         44.46%             63.52%*
Portfolio turnover rate...............          120.04%          1,378.14%      4,262.64%          3,213.89%
Average commission per share..........      $     .0887        $     .0627    $     .0388                N/A

(1) If expense reimbursement from the investment advisor had not been in effect the ratio of expenses to average net assets would have been 9.89% for the six months ended July 31, 1997, and 4.82% for the year ended January 31, 1997, and 3.94% for the year ended January 31, 1996, and 4.35% for the period ended January 31, 1995.

    See notes to the financial statements for the six months ended July 31, 1997.

 * Annualized
** Commencement of operations
N/A -- Disclosure not applicable to prior periods.

   The accompanying notes are an integral part of these financial statements.

   AMERICAN HERITAGE GROWTH FUND, INC.
   1370 Avenue of the Americas
   New York, NY 10019

   ADDRESS CORRECTION REQUESTED


       BULK RATE
      U.S. POSTAGE
          PAID
      SECAUCUS, NJ
     PERMIT NO. 237



  [AMERICAN   AMERICAN
  HERITAGE    HERITAGE
  LOGO]       GROWTH
              FUND, INC.

  ---------------------------------------
              SEMI-ANNUAL
              REPORT

              July 31, 1997

  This report and the financial
  statements contained herein are
  submitted for the general information
  of shareholders and are not authorized
  for distribution to prospective
  investors unless preceded or
  accompanied by an effective prospectus.
  Nothing herein contained is to be
  considered an offer of sale or
  solicitation of an offer to buy shares
  of American Heritage Growth Fund, Inc.
  Such offering is made only by
  prospectus, which includes details as
  to offering price and other material
  information.